INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Reporting Information [Line Items]
Income (loss) before income taxes	¥ (206,195)	$ (29,698)	¥ (282,240)	¥ 165,036
Cayman Islands [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(179,348)	(25,831)	(163,416)	(94,331)
British Virgin Islands [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(31)	(4)		(4)
USA [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(3,809)	(549)	(2,320)
Hong Kong [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(10,524)	(1,516)	(1,470)	(838)
PRC [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	¥ (12,483)	$ (1,798)	¥ (115,034)	¥ 260,209